Summary of Significant Accounting Policies, Estimates and Judgments - Disclosure Financial Assets Previously Designated as FVTPL were Classified as FVTPL by Nature (Detail) - CAD ($) $ in Millions	Nov. 01, 2017	Oct. 31, 2017
Fair value through profit or loss (designated) to fair value through other comprehensive income [member] | Investment Securities [member]
Financial assets:
IFRS 9 Measurement category	FVOCI
IAS 39 Previous Measurement category		FVTPL (designated)
IFRS 9 Carrying amount	$ 18
IAS 39 Carrying amount		$ 18
Fair value through profit or loss (designated) to fair value through profit or loss [member] | Trading Securities [member]
Financial assets:
IFRS 9 Measurement category	FVTPL
IAS 39 Previous Measurement category		FVTPL (designated)
IFRS 9 Carrying amount	$ 4,291
IAS 39 Carrying amount		$ 4,291
Fair value through profit or loss (designated) to fair value through profit or loss [member] | Assets purchased under reverse repurchase agreements and securities borrowed [member]
Financial assets:
IFRS 9 Measurement category	FVTPL
IAS 39 Previous Measurement category		FVTPL (designated)
IFRS 9 Carrying amount	$ 138,979
IAS 39 Carrying amount		$ 138,979
Fair value through profit or loss (designated) to fair value through profit or loss [member] | Loans [member]
Financial assets:
IFRS 9 Measurement category	FVTPL
IAS 39 Previous Measurement category		FVTPL (designated)
IFRS 9 Carrying amount	$ 2,296
IAS 39 Carrying amount		$ 2,296
Fair value through profit or loss (designated) to fair value through profit or loss [member] | Other assets [member]
Financial assets:
IFRS 9 Measurement category	FVTPL
IAS 39 Previous Measurement category		FVTPL (designated)
IFRS 9 Carrying amount	$ 1,212
IAS 39 Carrying amount		$ 1,212